COMMON STOCK	12 Months Ended
Jan. 03, 2021
Equity [Abstract]
COMMON STOCK	COMMON STOCK
Common Stock
Voting Rights - Common Stock
All common stockholders are entitled to one vote per share on all matters submitted to be voted on by our stockholders.
Dividends - Common Stock
All common stockholders are entitled to receive equal per share dividends when and if declared by the Board of Directors. Certain of our debt agreements place restrictions on us and our subsidiaries’ ability to pay cash dividends.
Shares Reserved for Future Issuance Under Equity Compensation Plans
We had shares of common stock reserved for future issuance as follows:

As of
(In thousands)	January 3, 2021
Equity compensation plans	2,533